Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,179,605,739.20
Previously Paid Amount	0.00
Total Fee Amount	1,543,903.55
Total Offset Amount	0.00
Net Fee	$ 1,543,903.55